Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Disclosure of financial assets	The following table outlines the carrying amounts and classifications of the financial assets and liabilities:

Carrying value as at Dec. 31, 2021
	Derivatives used for hedging	Derivatives held for trading (FVTPL)	Amortized cost	Total
Financial assets
Cash and cash equivalents(1)	—	—	947	947
Restricted cash	—	—	70	70
Trade and other receivables	—	—	651	651
Long-term portion of finance lease receivable	—	—	185	185
Risk management assets
Current	36	272	—	308
Long-term	252	147	—	399
Financial liabilities
Accounts payable and accrued liabilities	—	—	689	689
Dividends payable	—	—	62	62
Risk management liabilities
Current	—	261	—	261
Long-term	—	145	—	145
Credit facilities, long-term debt and lease liabilities(2)	—	—	3,267	3,267
Exchangeable securities (Note 25)	—	—	735	735
(1) Includes cash equivalents of nil.
(2) Includes current portion.

Carrying value as at Dec. 31, 2020
	Derivatives used for hedging	Derivatives held for trading (FVTPL)	Amortized cost	Total
Financial assets
Cash and cash equivalents(1)	—	—	703	703
Restricted cash	—	—	71	71
Trade and other receivables	—	—	583	583
Long-term portion of finance lease receivables	—	—	228	228
Risk management assets
Current	102	69	—	171
Long-term	471	50	—	521
Other assets (Note 22)	—	—	52	52
Financial liabilities
Accounts payable and accrued liabilities	—	—	599	599
Dividends payable	—	—	59	59
Risk management liabilities
Current	10	84	—	94
Long-term	—	68	—	68
Credit facilities, long-term debt and lease liabilities(2)	—	—	3,361	3,361
Exchangeable securities (Note 25)	—	—	730	730

(1) Includes cash equivalents of nil.
(2) Includes current portion.

Disclosure of financial liabilities	The following table outlines the carrying amounts and classifications of the financial assets and liabilities:

Carrying value as at Dec. 31, 2021
	Derivatives used for hedging	Derivatives held for trading (FVTPL)	Amortized cost	Total
Financial assets
Cash and cash equivalents(1)	—	—	947	947
Restricted cash	—	—	70	70
Trade and other receivables	—	—	651	651
Long-term portion of finance lease receivable	—	—	185	185
Risk management assets
Current	36	272	—	308
Long-term	252	147	—	399
Financial liabilities
Accounts payable and accrued liabilities	—	—	689	689
Dividends payable	—	—	62	62
Risk management liabilities
Current	—	261	—	261
Long-term	—	145	—	145
Credit facilities, long-term debt and lease liabilities(2)	—	—	3,267	3,267
Exchangeable securities (Note 25)	—	—	735	735
(1) Includes cash equivalents of nil.
(2) Includes current portion.

Carrying value as at Dec. 31, 2020
	Derivatives used for hedging	Derivatives held for trading (FVTPL)	Amortized cost	Total
Financial assets
Cash and cash equivalents(1)	—	—	703	703
Restricted cash	—	—	71	71
Trade and other receivables	—	—	583	583
Long-term portion of finance lease receivables	—	—	228	228
Risk management assets
Current	102	69	—	171
Long-term	471	50	—	521
Other assets (Note 22)	—	—	52	52
Financial liabilities
Accounts payable and accrued liabilities	—	—	599	599
Dividends payable	—	—	59	59
Risk management liabilities
Current	10	84	—	94
Long-term	—	68	—	68
Credit facilities, long-term debt and lease liabilities(2)	—	—	3,361	3,361
Exchangeable securities (Note 25)	—	—	730	730

(1) Includes cash equivalents of nil.
(2) Includes current portion.

Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments
The following tables summarize the key factors impacting the fair value of the Level III commodity risk management assets and liabilities by classification during the years ended Dec. 31, 2021 and 2020, respectively:

	Year ended Dec. 31, 2021			Year ended Dec. 31, 2020
	Hedge	Non-hedge	Total	Hedge	Non-hedge	Total
Opening balance	573	9	582	678	8	686
Changes attributable to:
Market price changes on existing contracts	(181)	4	(177)	(18)	3	(15)
Market price changes on new contracts	—	(134)	(134)	—	7	7
Contracts settled	(107)	(5)	(112)	(71)	(10)	(81)
Change in foreign exchange rates	—	—	—	(16)	1	(15)
Net risk management assets (liabilities) at end of period	285	(126)	159	573	9	582
Additional Level III information:
Losses recognized in other comprehensive earnings	(181)	—	(181)	(34)	—	(34)
Total gains (losses) included in earnings before income taxes	107	(130)	(23)	71	11	82
Unrealized gains (losses) included in earnings before income taxes relating to net assets held at period end	—	(135)	(135)	—	1	1

Disclosure for sensitivity ranges for the base fair value

As at	Dec. 31, 2021
Description	Sensitivity	Valuation technique	Unobservable input	Reasonable possible change
Long-term power sale – US	+22	Long-term price forecast	Illiquid future power prices (per MWh)	Price decrease of US$3 or price increase of US$20
-145
Coal transportation – US	+3	Numerical derivative valuation	Illiquid future power prices (per MWh)	Price decrease of US$3 or price increase of US$20
			Volatility	80% to 120%
	-18		Rail rate escalation	zero to 4%
Full requirements – Eastern US	+9	Historical bootstrap	Volume	95% to 105%
	-9		Cost of supply	(+/-) US$1 per MWh
Long-term wind energy sale – Eastern US	+17	Long-term price forecast	Illiquid future power prices (per MWh)	Price increase or decrease of US$6
	-16		Illiquid future REC prices (per unit)	Price decrease of US$3 or increase of US$2
Long-term wind energy sale – Canada	+21	Long-term price forecast	Illiquid future power prices (per MWh)	Price decrease of C$24 or increase of C$5
	-11		Wind discounts	5% decrease or 5% increase
Long-term wind energy sale - Central US	+27	Long-term price forecast	Illiquid future power prices (per MWh)	Price decrease of US$2 or increase of US$3
	-15		Wind discounts	3% decrease or 3% increase
Others	+6
-6

As at	Dec. 31, 2020
Description	Sensitivity	Valuation technique	Unobservable input	Reasonable possible change
Long-term power sale – US	+35	Long-term price forecast	Illiquid future power prices (per MWh)	Price decrease of US$3 or a price increase of US$5
-59
Coal transportation – US	+3	Numerical derivative valuation	Illiquid future power prices (per MWh)	Price decrease of US$3 or a price increase of US$5
			Volatility	80% to 120%
	-5		Rail rate escalation	zero to 4%
Full requirements – Eastern US	+3	Historical bootstrap	Volume	95% to 105%
	-3		Cost of supply	(+/-) US$1 per MWh
Long-term wind energy sale – Eastern US	+22	Long-term price forecast	Illiquid future power prices (per MWh)	Price increase or decrease of US$6
	-22		Illiquid future REC prices (per unit)	Price increase or decrease of US$1
Others	+5
-5

Disclosure of fair value measurement of liabilities
The fair value of financial assets and liabilities measured at other than fair value is as follows:

	Fair value(1)				Total carrying value(1)
	Level I	Level II	Level III	Total
Exchangeable securities — Dec. 31, 2021	—	770	—	770	735
Long-term debt — Dec. 31, 2021	—	3,272	—	3,272	3,167

Exchangeable securities — Dec. 31, 2020	—	769	—	769	730
Long-term debt — Dec. 31, 2020	—	3,480	—	3,480	3,227
(1) Includes current portion.

Disclosure of difference between transaction price and the fair value determined using valuation model	The difference between the transaction price and the fair value determined using a valuation model, yet to be recognized in net earnings, and a reconciliation of changes is as follows:

As at Dec. 31	2021	2020	2019
Unamortized net gain (loss) at beginning of year	(33)	9	49
New inception gain (loss)(1)	(50)	(13)	3
Amortization recorded in net earnings during the year	(19)	(29)	(43)
Unamortized net gain (loss) at end of year(2)	(102)	(33)	9
(1) During 2021, the Company entered into PPAs for the White Rock Wind Projects that resulted in a new inception loss due to the difference between the fixed PPA price and future estimated market prices. There are other key factors, such as project economics and incentives, that influence the long-term power price for renewable projects outside of the power price curve, which is not liquid for the majority of the duration of the power agreement contract period. During 2020, the Company entered into a coal rail transportation agreement that includes an upside sharing mechanism. Option pricing techniques have been utilized to value the obligation associated with this component of the deal.
(2) During 2020, the net inception gain on the long-term fixed price power sale contract in the US changed to a loss position based on the day one forward price curve at inception of the contract.